CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Net revenues (including related party revenues of RMB 3,928,088, RMB 4,738,106 and RMB 3,982,941 for the years ended December 31, 2022, 2023 and 2024, respectively)	¥ 9,663,780	$ 1,323,932	¥ 10,506,250	¥ 9,367,595
Costs and expenses:
Operations and support	(7,221,497)	(989,341)	(6,530,343)	(5,743,010)
Selling and marketing	(2,927,098)	(401,011)	(4,474,087)	(4,747,926)
General and administrative	(233,927)	(32,048)	(252,802)	(408,771)
Research and development	(362,584)	(49,674)	(416,346)	(630,911)
Impairment loss of intangible assets	(1,058,686)	(145,039)
Impairment loss of goodwill | ¥			(957,605)
Other operating expenses	(50,289)	(6,890)	(47,456)	(77,423)
Total costs and expenses	(11,854,081)	(1,624,003)	(12,678,639)	(11,608,041)
Other operating income	30,849	4,226	63,859	120,921
Loss from operations	(2,159,452)	(295,845)	(2,108,530)	(2,119,525)
Other (expenses)/income
Interest expenses | ¥			(807)	(10,946)
Others, net	103,983	14,246	146,782	117,625
Total other income, net	103,983	14,246	145,975	106,679
Loss before income tax benefits	(2,055,469)	(281,599)	(1,962,555)	(2,012,846)
Income tax benefits	16,933	2,319	5,012	4,841
Net loss	(2,038,536)	(279,280)	(1,957,543)	(2,008,005)
Net loss available to ordinary shareholders of Dada Nexus Limited	¥ (2,038,536)	$ (279,280)	¥ (1,957,543)	¥ (2,008,005)
Net loss per ordinary share:
Basic | (per share)	¥ (1.95)	$ (0.27)	¥ (1.88)	¥ (1.98)
Diluted | (per share)	¥ (1.95)	$ (0.27)	¥ (1.88)	¥ (1.98)
Weighted average number of shares used in calculating net loss per ordinary share:
Basic | shares	1,045,269,866	1,045,269,866	1,040,680,392	1,015,265,686
Diluted | shares	1,045,269,866	1,045,269,866	1,040,680,392	1,015,265,686
Net Income (Loss)	¥ (2,038,536)	$ (279,280)	¥ (1,957,543)	¥ (2,008,005)
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil	80,084	10,971	89,780	333,507
Total comprehensive loss	¥ (1,958,452)	$ (268,309)	¥ (1,867,763)	¥ (1,674,498)